CASH FLOW ITEMS - Other Non-Cash Items, Operating Activities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cash Flow Statement [Abstract]
Share-based compensation	$ 1.3	$ 1.1	$ 4.4	$ 3.6
Amortization of gains related to flow-through common shares	(0.2)	(1.2)	(3.5)	(3.3)
Changes in estimates of asset retirement obligations at closed sites	(2.2)	0.0	(0.9)	3.3
Gain on derivatives	(6.1)	(0.8)	(7.3)	(1.3)
(Gain on purchase) Loss on redemption of 6.75% Senior unsecured notes	0.0	(4.0)	20.2	(4.0)
Write-down of assets	0.2	1.3	1.5	4.1
Other	0.8	(0.6)	0.7	0.5
Total adjustments for other non-cash items within operating activities	$ (6.2)	$ (4.2)	$ (5.1)	$ 2.9